Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Preferred Stock [Member] Redeemable Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Stock to be Issued [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance at Dec. 31, 2019	$ 300	$ 4		$ 10,042		$ 30	$ (10,602)	$ 116	$ (410)
Beginning balance, shares at Dec. 31, 2019	10,344,828	35,449,400
Conversion Preferred Stock to Common Stock	$ (300)	$ 1		299					300
Conversion Preferred Stock to Common Stock, shares	(10,344,828)	10,344,828
Issuance of shares		$ 86		91					177
Issuance of shares, shares		864,997,122
Issuance of shares to services providers		$ 3		9,155					9,158
Issuance of shares to services providers, shares		29,633,186
Waiver of fee by related party				11					11
Warrants issued in connection with convertible notes				302					302
Issuance of Common Stock in exchange investment in marketable securities				514					514
Issuance of Common Stock in exchange investment in marketable securities, shares		2,143,470
Other comprehensive income								(10)	(10)
Net loss for the period							(8,639)		(8,639)
Ending balance at Dec. 31, 2020		$ 94		20,414		30	(19,241)	106	1,403
Ending balance, shares at Dec. 31, 2020		942,568,006
Net loss for the period							(2,100)		(2,100)
Ending balance at Mar. 31, 2021		$ 94		20,414		30	(21,341)	106	(697)
Ending balance, shares at Mar. 31, 2021		942,568,006
Beginning balance at Dec. 31, 2020		$ 94		20,414		30	(19,241)	106	1,403
Beginning balance, shares at Dec. 31, 2020		942,568,006
Net loss for the period									(4,508)
Ending balance at Sep. 30, 2021		$ 94		21,577		44	(23,749)	106	(1,928)
Ending balance, shares at Sep. 30, 2021		942,568,006
Beginning balance at Dec. 31, 2020		$ 94		20,414		30	(19,241)	106	1,403
Beginning balance, shares at Dec. 31, 2020		942,568,006
Modification of warrants in connection with convertible loan restructuring				361					361
Warrants issued in connection with convertible notes				172					172
Classification of embedded conversion feature from liability to equity				670					670
Commitment for issuance of fixed number of ordinary shares						14			14
Share based compensation				456					456
Net loss for the period							(4,516)		(4,516)
Ending balance at Dec. 31, 2021		$ 94		22,073		44	(23,757)	106	(1,440)
Ending balance, shares at Dec. 31, 2021		942,568,006
Beginning balance at Mar. 31, 2021		$ 94		20,414		30	(21,341)	106	(697)
Beginning balance, shares at Mar. 31, 2021		942,568,006
Modification of warrants in connection with convertible loan restructuring				361					361
Warrants issued in connection with convertible notes				132					132
Net loss for the period							(859)		(859)
Ending balance at Jun. 30, 2021		$ 94		20,907		30	(22,200)	106	(1,063)
Ending balance, shares at Jun. 30, 2021		942,568,006
Classification of embedded conversion feature from liability to equity				670					670
Commitment for issuance of fixed number of ordinary shares						14			14
Net loss for the period							(1,549)		(1,549)
Ending balance at Sep. 30, 2021		$ 94		21,577		44	(23,749)	106	(1,928)
Ending balance, shares at Sep. 30, 2021		942,568,006
Beginning balance at Dec. 31, 2021		$ 94		22,073		44	(23,757)	106	(1,440)
Beginning balance, shares at Dec. 31, 2021		942,568,006
Extinguishment of convertible note				(162)					(162)
Other comprehensive income								6	6
Share based compensation				32					32
Net loss for the period							(729)		(729)
Warrants issued in connection with convertible notes				100					100
Ending balance at Mar. 31, 2022		$ 94		22,043		44	(24,486)	112	(2,193)
Ending balance, shares at Mar. 31, 2022		942,568,006
Beginning balance at Dec. 31, 2021		$ 94		22,073		44	(23,757)	106	(1,440)
Beginning balance, shares at Dec. 31, 2021		942,568,006
Net loss for the period									(1,911)
Ending balance at Sep. 30, 2022		$ 94		22,934		30	(25,668)	113	(2,497)
Ending balance, shares at Sep. 30, 2022		943,703,873
Beginning balance at Mar. 31, 2022		$ 94		22,043		44	(24,486)	112	(2,193)
Beginning balance, shares at Mar. 31, 2022		942,568,006
Other comprehensive income								(5)	(5)
Share based compensation				35					35
Net loss for the period							(6)		(6)
Ending balance at Jun. 30, 2022		$ 94		22,078		44	(24,492)	107	(2,169)
Ending balance, shares at Jun. 30, 2022		942,568,006
Issuance of shares			[1]	14		(14)
Issuance of shares, shares		535,867
Issuance of shares to services providers			[1]		[1]
Issuance of shares to services providers, shares		600,000
Modification of warrants in connection with convertible loan restructuring				354					354
Warrants issued in connection with convertible notes				98					98
Other comprehensive income								6	6
Share based compensation				335					335
Net loss for the period							(1)		(1,176)
Warrants issued in connection with convertible notes				55					55
Ending balance at Sep. 30, 2022		$ 94		$ 22,934		$ 30	$ (25,668)	$ 113	$ (2,497)
Ending balance, shares at Sep. 30, 2022		943,703,873

[1]	Represents an amount less than $1,000.